Consolidated Statements of Net Income - CAD ($) $ in Millions	12 Months Ended
	Jan. 31, 2021	Jan. 31, 2020
Profit or loss [abstract]
Revenues	$ 5,952.9	$ 6,052.7
Cost of sales	4,480.6	4,598.7
Gross profit	1,472.3	1,454.0
Operating expenses
Selling and marketing	332.5	382.5
Research and development	242.3	238.4
General and administrative	230.5	256.9
Other operating expenses (income)	24.3	(28.1)
Impairment charge	177.1
Total operating expenses	1,006.7	849.7
Operating income	465.6	604.3
Financing costs	120.0	90.9
Financing income	(19.8)	(2.2)
Foreign exchange (gain) loss on long-term debt	(118.9)	9.9
Income before income taxes	484.3	505.7
Income tax expense	121.4	135.1
Net income	362.9	370.6
Attributable to shareholders	363.4	371.4
Attributable to non-controlling interest	$ (0.5)	$ (0.8)
Basic earnings per share	$ 4.15	$ 4.00
Diluted earnings per share	$ 4.10	$ 3.96